THE MANAGERS FUNDS
                 U.S. STOCK MARKET PLUS FUND
               SHORT DURATION GOVERNMENT FUND
            INTERMEDIATE DURATION GOVERNMENT FUND
             SUPPLEMENT DATED SEPTEMBER 21, 2000
          TO PROSPECTUS AND STATEMENT OF ADDITIONAL
               INFORMATION DATED AUGUST 1, 2000


     The Prospectus and Statement of Additional
     Information is hereby supplemented as follows:

     INTERMEDIATE DURATION GOVERNMENT FUND
     -------------------------------------

     Effective October 1, 2000, Managers
     Intermediate Duration Government Fund will declare dividends and distributions monthly rather than daily.

     U.S. STOCK MARKET PLUS FUND, SHORT DURATION
     GOVERNMENT FUND AND INTERMEDIATE DURATION
     GOVERNMENT FUND
     --------------------------------------------
     Effective October 1, 2000, the dividend  policy
     of   Managers  U.S.  Stock  Market  Plus  Fund,
     Managers  Short  Duration Government  Fund  and
     Managers Intermediate Duration Government  Fund
     shall  be  to  declare  income  dividends   and
     capital  gain  distributions, if any,  for  ex-
     dividend and reinvestment on the fourth to  the
     last business day of the month, and to pay such
     dividends in cash or reinvest such dividends in
     shares  of the respective Fund on the third  to
     the   last   business  day  of  the  month   as
     determined   by   the   Funds'   officers    to
     shareholders of record the business day before the ex-dividend date.

     September 21, 2000